Net Loss Per Share of the Trust (Tables) (Colonial Properties Trust)	12 Months Ended
Dec. 31, 2012
Colonial Properties Trust
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
For the years ended 2012, 2011 and 2010, a reconciliation of the numerator and denominator used in the basic and diluted loss from continuing operations per common share of the Trust is as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Numerator:
Net income (loss) attributable to parent company	$8,160	$2,247	$(40,537)
Adjusted by:
Preferred stock dividends	—	—	(5,649)
Income from discontinued operations	(34,070)	(33,708)	(7,099)
Income allocated to participating securities	(529)	(402)	(373)
Preferred unit repurchase gains	—	2,500	3,000
Preferred share/unit issuance costs write-off	—	(1,319)	(4,868)
Loss from continuing operations available to common shareholders	$(26,439)	$(30,682)	$(55,526)
Denominator:
Denominator for basic net loss per share — weighted average common shares	87,251	84,142	71,919
Effect of dilutive securities	—	—	—
Denominator for diluted net loss per share — adjusted weighted average common shares	87,251	84,142	71,919